DEFERRED TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Disclosure of deferred taxation

	US Dollars
Figures in millions	2025	2024	2023
		Revised (2)	Revised (2)

Deferred taxation relating to temporary differences is made up as follows:
Liabilities (2)
Tangible assets (owned) (2)	685	612	548
Right of use assets	53	35	45
Inventories	19	24	26
Other (1)	39	40	25
	796	711	644
Assets
Provisions	216	202	207
Lease liabilities	59	39	50
Tax losses	18	41	110
Other	9	12	14
	302	294	381
Net deferred taxation liability	494	417	263

Included in the statement of financial position as follows:
Deferred tax assets (2)	106	85	132
Deferred tax liabilities (2)	600	502	395
Net deferred taxation liability (2)	494	417	263

(1)Provision has been made for taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures and associates, where the Group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $2,543m (2024: $2,904m; 2023: $1,334m). If remitted, the undistributed earnings may be subject to withholding taxes between 0% - 10%.
(2)Refer to Note 1.4 for the revision of the prior years